Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Business Segments
Number of Reportable Segments											3
Segment Reporting Information [Line Items]
Revenues	$ 3,259.3		$ 3,085.7	$ 3,108.1	$ 3,056.8	$ 3,089.3		$ 2,932.9	$ 2,854.0	$ 2,682.6	$ 12,509.9		$ 11,558.8		$ 10,393.1
Cost of revenues charges											(55.6)		(72.6)		(13.2)
Selling, general and administrative charges, net											(12.5)		(61.5)		(3.0)
Restructuring and other costs, net											(82.1)		(96.5)		(60.2)
Amortization of acquisition-related intangible assets											(747.6)		(647.9)		(554.7)
Operating Income											1,482.1		1,250.8		1,188.1
Other expense, net											(212.7)		(118.0)		(100.4)
Income from Continuing Operations Before Income Taxes											1,269.4		1,132.8		1,087.7
Depreciation											236.1		211.7		185.0
Total Assets	27,444.6					26,833.7					27,444.6		26,833.7		21,349.4
Capital Expenditures											315.1		260.9		245.4
Excluded from Reportable Segment Operating Income [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(55.6)		(72.6)		(13.2)
Selling, general and administrative charges, net											(12.5)		(61.5)		(3.0)
Restructuring and other costs, net											(82.1)		(96.5)		(60.2)
Amortization of acquisition-related intangible assets											(747.6)		(647.9)		(554.7)
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Operating Income											2,379.9	[1]	2,129.3	[1]	1,819.2	[1]
Analytical Technologies [Member]
Segment Reporting Information [Line Items]
Revenues											4,017.9		3,739.7		3,137.1
Cost of revenues charges											(1.4)		(30.5)		(7.9)
Selling, general and administrative charges, net											0.1		(34.5)		(14.9)
Restructuring and other costs, net											(42.3)		(54.3)		(28.9)
Operating Income											749.1	[1]	694.8	[1]	525.0	[1]
Depreciation											64.0		59.9		53.9
Total Assets	5,676.2					6,085.0					5,676.2		6,085.0		4,100.6
Capital Expenditures											75.1		69.5		43.2
Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Revenues											2,962.3		2,469.9		2,149.0
Cost of revenues charges											(52.8)		(39.0)		(3.3)
Selling, general and administrative charges, net											(13.7)		(24.0)		0.8
Restructuring and other costs, net											(15.0)		(8.4)		(8.2)
Operating Income											761.2	[1]	598.4	[1]	487.9	[1]
Depreciation											73.0		50.1		37.3
Total Assets	9,841.0					8,319.6					9,841.0		8,319.6		4,575.9
Capital Expenditures											97.6		63.2		51.0
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues											6,053.7		5,831.2		5,539.8
Cost of revenues charges											(1.4)		(3.1)		(2.0)
Selling, general and administrative charges, net											0.9		0		0.2
Restructuring and other costs, net											(23.8)		(31.7)		(22.7)
Operating Income											869.6	[1]	836.1	[1]	806.3	[1]
Depreciation											99.1		101.7		93.8
Total Assets	11,275.8					10,891.7					11,275.8		10,891.7		10,933.9
Capital Expenditures											106.4		115.7		125.8
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total Assets	651.6	[2]				1,537.4	[2]				651.6	[2]	1,537.4	[2]	1,739.0	[2]
Capital Expenditures											36.0		12.5		25.4
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											$ (524.0)		$ (482.0)		$ (432.8)

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.
[2]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.